Summary of Activity with Respect Status of, RSUs (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Outstanding Beginning Balance | shares	34,078
Weighted Average Grant Date Fair Value, Beginning balance Outstanding | $ / shares	$ 17.40
Granted | shares	595,529
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 7.03
Vested | shares	(200,954)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 11.91
Forfeited | shares	(14,751)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 8.49
Units, Outstanding Ending Balance | shares	413,902
Weighted Average Grant Date Fair Value, Ending Balance Outstanding | $ / shares	$ 7.45